RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Due to officer

The Due to officer is due on demand, does not bear interest and is unsecured. On June 14, 2022, the CEO William J Delgado Paid a convertible note payment in the amount of $27,175. During the nine month period ending September 30, 2022, he Company paid Mr. Delgado a total of $75,218 for his salary and a partial repayment for the convertible note payment. The balance owing to Mr. Delgado of $11,957 was paid off on July 7.2022. At March 31, 2023 The amount owed to Mr. Delgado is $3,281.

Due to Related Party

During the three months ended March 31, 2023 the Company advanced Eco-Growth Strategies, Inc. a related entity $42,035, to cover operating expenses and Eco Growth repaid the amount advanced. At March 31, 2023, the Company has a payable of $8,198 to Eco Growth.

Accrued Compensation

As of March 31, 2023., and December 31, 2022, we had a receivable of $23,521 and a payable of $21,630, to William J. Delgado and $128,334 and $120,834 payable to Jerome Gomolski, respectively. Accrued compensation is included in Accrued expenses.

		William	Jerome
	Total	Delgado	Gomolski
Balance December 31, 2022	$141,997	$21,163	$120,834
1-Q 2023 Salary	75,000	60,000	15,000
Payments,	(112,184)	(81,163)	(7,500)
Balance March 31, 2023	$128,334	$(23,521)	$128,334

Accounts Payable

	March 31,	December 31,
	2023	2022
RLT Consulting	$21,591	$21,591
Jerry Gomolski	25,000	25,000
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
	$78,690	$78,690

During August 2017, Dragon Acquisitions, an entity owned by William Delgado, a related party, and an individual lender entered into a Promissory Note agreement for $20,000 as well as $2,000 in interest to accrue through maturity on August 31, 2018, for a total of $22,000 due on August 31, 2018. Dragon Acquisition assumed payment of a payable of the Company and the Company took on the note. The Company defaulted on the note at maturity in August 2018. The lender has extended the maturity date to December 31, 2021. The $22,000 note remained outstanding as of March 31, 2023, and December 31, 2022, and through the date of this report.

NOTE 9 – RELATED PARTY TRANSACTIONS

Due to officer

As of December 31, 2022, the Company owes Mr. Delgado $21,000 in accrued compensation.

During 2021 Mr.Delgado paid off approximately $390,000 of the Company’s debt. The Company paid Mr. Delgado approximately $1,326,000 which included repayment for amounts paid for the notes and compensation. The Company owes Mr. Delgado $50,000 at December 31, 2021 for money advanced.

During 2022 Mr. Delgado advance The Company $9,000 for payment of operating expenses. The Company reimbursed Mr. Delgado  $55,000 for his outstanding balance at December 31, 2021, and the current year advance. The Company owes Mr. Delgado approximated $3,300 at December 31, 2022.Due from Related Party

During the year ended December 31, 2022, The Company advanced approximately $140,000 to Eco Growth Strategies for operating expenses. During 2022 Eco Growth repaid The Company approximately $270,000 in repayment of the current year advances, $140,000, and prior year balance of $80,000. At December 31, 2022, The Company owes Eco Growth approximately $50,000.

During the year ended December 31, and 2021, the Company advanced Eco Growth Strategies, a related entity, $80,195 to cover administrative costs and legal expense.

Accounts Payable

	December 31,	December 31,
	2022	2021
Jerry Gomolski	25,000	25,000
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
	$57,099	$57,099

Accrued Compensation

On December 31, 2022, and December 31, 2021, we had $21,163 and $0.00 payable to William J. Delgado and $120,834 and $90,834 to Jerome Gomolski, respectively.

		William	Jerome
	Total	Delgado	Gomolski
Balance 12/31/2021	$90,834	$0.00	$90,834

2022 Salary	300,000	240,000	60,000
Payments	(248,837)	(218,837)	(30,000)

Balance 12/31/2022	$(141,997)	$(21,163)	$(120,834)